Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting policies [Abstract]
Application of new and revised International Financial Reporting Standards (IFRSs) and Standards, amendments and interpretations in issue but not yet effective
In the year ended December 31, 2022, the Group has applied the below amendments to IFRS and interpretations issued by the Board that are effective for the annual period that begins on or after January 1, 2022:

Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)	The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labour, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

Reference to the Conceptual Framework (Amendments to IFRS 3)	The amendments update an outdated reference to the Conceptual Framework in IFRS 3 without significantly changing the requirements in the standard.
The adoption of the following mentioned standards, amendments and interpretations in future years are not expected to have a material impact on the Group’s financial statements:

Effective Date
Periods Beginning On or After
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2	January 1, 2023
Definition of Accounting Estimates – Amendments to IAS 8	January 1, 2023
Deferred Tax relates to Assets and Liabilities arising from a Single Translation – Amendments to IAS 12	January 1, 2023

Disclosure of intangible assets material to entity	The amortisation expense on intangible assets with finite lives is recognised in profit or loss in the expense category consistent with the function of the intangible assets.

Computer Software	4 years on a straight line basis
Patents	Over the term of the patent on a straight line basis
Acquired IP	8 years from the acquisition date/date the asset is brought into use on a straight line basis

Disclosure of detailed information about property, plant and equipment	Depreciation is provided at rates calculated to write off the cost of assets, less their estimated residual value on a straight line basis, over their expected lives:

Assets Under Construction	Not depreciated
Plant and Equipment	5 years
Fixture and Fittings	5 years
Leasehold Improvements	Over the term of the lease or to the first-break clause, whichever is earlier
Computer Equipment	4 years

	Assets Under Construction	Plant and Equipment	Fixtures and Fittings	Leasehold Improvements	Computer Equipment	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2021	1,973	2,058	135	1,140	347	5,653
Additions	631	3,703	189	228	432	5,183
Acquired on acquisition of subsidiary	—	348	25	—	—	373
Reclassification of assets under construction	(1,967)	—	—	1,967	—	—
Foreign currency translation	—	(1)	(4)	—	—	(5)
At December 31, 2021	637	6,108	345	3,335	779	11,204

Additions	25,755	4,391	398	310	1,123	31,977
Reclassification of assets under construction	(4,053)	1,593	—	2,460	—	—
Foreign currency translation	—	42	3	—	2	47
At December 31, 2022	22,339	12,134	746	6,105	1,904	43,228

Accumulated Depreciation
At January 1, 2021	—	517	56	362	99	1,034
Depreciation charge- R&D expenses	—	786	—	—	—	786
Depreciation charge- G&A expenses	—	—	46	467	133	646
Foreign currency translation	—	(2)	—	—	—	(2)
At December 31, 2021	—	1,301	102	829	232	2,464

Depreciation charge- R&D expenses	—	1,895	27	626	332	2,880
Depreciation charge- G&A expenses	—	—	25	136	51	212
Foreign currency translation	—	21	—	—	3	24
At December 31, 2022	—	3,217	154	1,591	618	5,580

Carrying value
At December 31, 2022	22,339	8,917	592	4,514	1,286	37,648
At December 31, 2021	637	4,807	243	2,506	547	8,740